Unaudited consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Loss before taxes from continuing operations	€ (22,889)	€ (27,635)
Income before taxes from discontinued operations	6,153	14,338
Loss before taxes	(16,736)	(13,297)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	5,958	6,670
Interest income	(1)
Interest expense	3,137	471
Expected credit loss allowances on trade receivables and contract assets		675
Gain on revaluation of credit loss allowance on trade receivables and contract assets	(919)
Gain on disposal of property, plant and equipment	(683)
Share-based payment (true up)/ expenses	(1,386)	4,276
Fair value adjustments of warrants	(1,639)
Tax expense	192	124
Other non-cash items	(580)	126
Changes in operating assets and liabilities
Inventories	1,715	2,124
Trade receivables and contract assets	8,849	10,370
Other assets	1,499	328
Trade payables	(6,495)	(17,722)
Other liabilities	(8,060)	(1,975)
Thereof cash flow (used in) continuing operating activities	(22,504)	(16,603)
Thereof cash flow from discontinued operating activities	7,355	8,773
Net cash flow (used in) operating activities	(15,149)	(7,830)
Investing activities
Cash paid for investments in intangible assets	(151)	(2,089)
Cash paid for investments in property, plant and equipment	(843)	(2,696)
Cash received for disposal of property, plant and equipment	779
Thereof cash flow (used in) continuing investing activities	(994)	(2,397)
Thereof cash flow from/(used in) discontinued investing activities	779	(2,388)
Cash flow received/ (used in) investing activities	(215)	(4,785)
Financing activities
Cash received from issuance of shares	12,058
Cash received from issuance of warrants	2,833
Cash received from loans	21,695	1,769
Cash repayments of loans	(148)	(185)
Cash repayments of lease liabilities	(2,241)	(2,263)
Interest paid	(3,137)	(82)
Thereof net cash flow from/(used in) continuing financing activities	31,542	(404)
Thereof net cash flow (used in) discontinued financing activities	(481)	(357)
Net cash flow from/ (used in) financing activities	31,061	(761)
Changes in cash and cash equivalents	15,697	(13,376)
Cash and cash equivalents at the beginning of the period	17,818	48,156
Cash and cash equivalents at the end of the period	€ 33,515	€ 34,780